LEASES (Schedule of future minimum non-cancelable rental commitments) (Details) (USD $)	Jul. 31, 2014
LEASES [Abstract]
2015	$ 1,724,004
2016	1,724,004
2017	1,724,004
2018	1,731,609
2019	1,731,609
After 2020	16,361,865
Total required	$ 24,997,095	[1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $32,911,324 under operating leases due in the future under non-cancelable leases.